CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable, allowance for doubtful accounts	$ 57,535	$ 35,535	$ 47,595
Accounts receivable, secured - related party	502,315	502,315
Current liabilities:
Convertible notes payable, current portion	50,000	50,000
Convertible notes payable	600,000	650,000	650,000
Temporary equity:
Preferred stock, par value Series A		$ 0.001	$ 0.001
Preferred stock, designated shares Series A		850,500	850,500
Preferred stock, issued shares Series A		0	850,395
Preferred stock, outstanding shares Series A		0	850,395
Preferred stock, par value Series D		$ 0.001	$ 0.001
Preferred stock, designated shares Series D		3,700,000	3,700,000
Preferred stock, issued shares Series D		0	1,176,750
Preferred stock, outstanding shares Series D		0	1,176,750
liquidation value, Series D		1,176,750	1,176,750
Preferred stock, par value Series E		$ 0.001	$ 0.001
Preferred stock, designated shares Series E		2,000,000	2,000,000
Preferred stock, issued shares Series E		0	1,700,000
Preferred stock, outstanding shares Series E		0	1,700,000
liquidation value, Series E		1,700,000	1,700,000
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, par value Series C		$ 0.001	$ 0.001
Preferred stock, designated shares Series C		11,411,400	11,411,400
Preferred stock, issued shares Series C		0	11,307,450
Preferred stock, outstanding shares Series C		0	11,307,450
liquidation value, Series C		11,307	11,307
Preferred stock, par value Series B		$ 0.001	$ 0.001
Preferred stock, designated shares Series B		368,421	368,421
Preferred stock, issued shares Series B		0	368,411
Preferred stock, outstanding shares Series B		0	368,411
Commont Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000
Common stock, issued shares	56,858,005	55,243,719	11,837,930
Common stock, outstanding shares	56,658,005	55,043,719	11,837,930
Treasury stock	$ 200,000	$ 200,000	$ 200,000